EMPLOYEE BENEFITS (Details 10) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$) shares
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ (12,170)
Effect on present value of obligations | shares	(128,274)
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 1,777
Effect on present value of obligations | shares	1,373
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of expected rates of pension increases [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 1,529
Effect on present value of obligations | shares	16,094
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of mortality rates [member]
IfrsStatementLineItems [Line Items]
Effect on current service cost and on interest on actuarial obligations | R$	R$ 8,028
Effect on present value of obligations | shares	85,113
Sensitivity level, year	+1 ano
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ 13,091
Effect on present value of obligations | shares	138,105
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ 1,648
Effect on present value of obligations | shares	(1,318)
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of expected rates of pension increases [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (1,530)
Effect on present value of obligations | shares	(16,097)
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of mortality rates [member]
IfrsStatementLineItems [Line Items]
Effect on current service cost and on interest on actuarial obligations | R$	R$ (8,093)
Effect on present value of obligations | shares	(85,817)
Sensitivity level, year	- 1 ano